Document and Entity Information	Dec. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2020
Entity Registrant Name	BRIGGS & STRATTON CORPORATION
Entity Incorporation, State or Country Code	WI
Entity File Number	001-01370
Entity Tax Identification Number	39-0182330
Entity Address, Address Line One	12301 W WIRTH ST
Entity Address, City or Town	WAUWATOSA
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53222
City Area Code	414
Local Phone Number	259-5333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000014195
Title of 12(b) Security	Common Stock (par value $0.01 per share)
Trading Symbol	BGGSQ
Security Exchange Name	NONE